PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
PERSONNEL EXPENSES
7.	PERSONNEL EXPENSES

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Wages and salaries	26,316	25,901	24,531
Social welfare costs	2,424	2,542	2,418
Pension costs	459	552	711
Share-based payments	928	1,414	1,550
Restructuring costs	-	1,276	—

	30,127	31,685	29,210

Personnel expenses are shown net of capitalisations. Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs, for the year ended December 31, 2017 amounted to US$37,351,000 (2016: US$40,980,000) (2015: US$38,671,000). Total share based payments, inclusive of amounts capitalised in the balance sheet, amounted to US$1,109,000 for the year ended December 31, 2017 (2016: US$1,633,000) (2015: US$1,974,000). See Note 20 for further details.

There were no restructuring costs incurred for the years ended December 31, 2017 and December 31, 2015. Restructuring costs for the year ended December 31, 2016 were US$1,276,000 and related to Swedish operations.

The average number of persons employed by the Group in the financial year was 556 (2016: 582) (2015: 555) and is analysed into the following categories:

	December 31, 2017	December 31, 2016	December 31, 2015
Research and development	60	73	69
Administration and sales	162	161	156
Manufacturing and quality	334	348	330

	556	582	555